Acquisitions and Dispositions Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
Goodwill associated with the acquisitions was assigned to the U.S., U.K. and Brazil reportable segments in the amounts of $56.2 million, $1.5 million and $129.4 million, respectively.

As of Acquisition Date
(In thousands)
Current assets	26,884
Inventory	164,655
Property and equipment	72,328
Goodwill & intangible franchise rights	305,876
Other assets	864
Total assets	$570,607
Current liabilities	123,025
Deferred income taxes	28,738
Long-term debt	68,639
Total liabilities	220,402

Business Acquisition, Pro Forma Information [Table Text Block]
The following supplemental pro forma information provides revenue and net income had the acquisition date for each of the Company’s 2014 acquisitions been January 1, 2013. The supplemental pro forma revenue and net income are presented for informational purposes only and may not necessarily reflect the future results of operations of the Company or what the results of operations would have been had the Company owned and operated these businesses as of January 1, 2013. The supplemental pro forma information does not take into account the dispositions described below.

	Year ended December 31,

Supplemental Pro Forma:	2014	2013
	(in thousands)
Revenue	$10,416,588	$9,770,291
Net income	$94,914	$126,237